Leases - Schedule of lease liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Beginning balance	₩ 57,975	₩ 73,364
Additions and others	54,605	55,619
Interest expense	2,394	2,874	₩ 3,343
Repayment of liabilities	(55,296)	(73,882)
Ending balance	₩ 59,678	₩ 57,975	₩ 73,364